INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Jan. 31, 2014 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost	¥ 326,190	$ 50,135	¥ 67,437
Accumulated amortization	(35,104)	(5,396)	(5,890)
Intangible assets, net	291,086	44,739	61,547	$ 44,739
Finite Lived Intangible Assets Gross	326,190	50,135	67,437
Finite-Lived Intangible Assets, Accumulated Amortization	(35,104)	(5,396)	(5,890)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	24,649		3,576		$ 3,788
Accumulated amortization	(8,059)		(2,320)		(1,239)
Finite Lived Intangible Assets Gross	24,649		3,576		3,788
Finite-Lived Intangible Assets, Accumulated Amortization	(8,059)		(2,320)		(1,239)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	152,277		800		23,405
Accumulated amortization	(8,059)		(800)		(1,239)
Finite Lived Intangible Assets Gross	152,277		800		23,405
Finite-Lived Intangible Assets, Accumulated Amortization	(8,059)		(800)		(1,239)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,023		2,861		465
Accumulated amortization	(1,814)		(1,582)		(279)
Finite Lived Intangible Assets Gross	3,023		2,861		465
Finite-Lived Intangible Assets, Accumulated Amortization	(1,814)		(1,582)		(279)
Mobile Applications [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	60,200				9,253
Accumulated amortization	(13,228)	(2,033)	(1,188)
Finite Lived Intangible Assets Gross	60,200				$ 9,253
Finite-Lived Intangible Assets, Accumulated Amortization	(13,228)	(2,033)	(1,188)
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	86,041	13,224	0
Accumulated amortization	(3,944)	(606)	0
Finite Lived Intangible Assets Gross	86,041	13,224	0
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (3,944)	$ (606)	¥ 0